Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Registrant Name	dei_EntityRegistrantName	Morgan Stanley Institutional Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000836487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 13, 2021
Document Effective Date	dei_DocumentEffectiveDate	Sep. 13, 2021
Prospectus Date	rr_ProspectusDate	Sep. 13, 2021